UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number 811-06071

DWS Institutional Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of principal executive offices)             (Zip code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	06/30/08

ITEM 1.           REPORT TO STOCKHOLDERS

  JUNE 30, 2008

Semiannual Report to Shareholders

DWS EAFE® Equity Index Fund

Contents

click here Performance Summary

click here Information About Your Fund's Expenses

click here Portfolio Management Review

click here Portfolio Summary

click here Investment Portfolio

click here Financial Statements

click here Financial Highlights

click here Notes to Financial Statements

click here Summary of Management Fee Evaluation by Independent Fee Consultant

click here Account Management Resources

click here Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Investments in mutual funds involve risk. Some funds have more risk than others. Investing in foreign securities presents certain risks, such as currency fluctuation, political and economic changes, and market risks. Additionally, the fund may not be able to replicate the MSCI EAFE® Index closely enough to track its performance for several reasons, including the fund's cost to buy and sell securities, the flow of money into and out of the fund and the potential underperformance of stocks selected. All of these factors may result in greater share price volatility. Please read this fund's prospectus for specific details regarding its investments and risk profile.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary June 30, 2008

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-investments.com for the Fund's most recent month-end performance.

The total annual fund operating expense ratio, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2008 is 0.47% for Institutional Class shares. Please see the Information About Your Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense related disclosure for the period ended June 30, 2008.

To discourage short-term trading, the Fund imposes a 2% redemption fee on shareholders redeeming shares held less than 15 days, which has the effect of lowering total return.

Returns and rankings during the 3-year, 5-year and 10-year periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The MSCI EAFE® Index is the exclusive property of Morgan Stanley Capital International, a service of Morgan Stanley, and has been licensed for use by the Fund's investment advisor. There is no guarantee that the Fund will be able to mirror the MSCI EAFE® Index closely to track its performance.

Average Annual Total Returns as of 6/30/08
DWS EAFE® Equity Index Fund	6-Month‡	1-Year	3-Year	5-Year	10-Year
Institutional Class	-11.01%	-10.82%	12.70%	16.03%	5.28%
MSCI EAFE® Index+	-10.96%	-10.61%	12.84%	16.67%	5.83%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.
Net Asset Value and Distribution Information
Institutional Class
Net Asset Value: 6/30/08	$ 15.44
12/31/07	$ 17.39
Distribution Information: Six Months as of 6/30/08: Income Dividends	$ .03
Institutional Class Lipper Rankings — International Multi-Cap Core Funds Category as of 6/30/08
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	243	of	394	62
3-Year	147	of	268	55
5-Year	95	of	193	49
10-Year	68	of	97	70

Source: Lipper Inc. Includes portfolios that invest assets in securities with primary trading markets outside of the United States. It is not possible to invest directly in a Lipper category. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested.

Growth of an Assumed $1,000,000 Investment
[] DWS EAFE® Equity Index Fund — Institutional Class [] MSCI EAFE® Index+

Yearly periods ended June 30
Comparative Results as of 6/30/08
DWS EAFE® Equity Index Fund		1-Year	3-Year	5-Year	10-Year
Institutional Class	Growth of $1,000,000	$891,800	$1,431,600	$2,103,000	$1,673,000
	Average annual total return	-10.82%	12.70%	16.03%	5.28%
MSCI EAFE® Index+	Growth of $1,000,000	$893,900	$1,436,700	$2,161,500	$1,762,500
	Average annual total return	-10.61%	12.84%	16.67%	5.83%

The growth of $1,000,000 is cumulative.

The minimum initial investment for Institutional Class shares is $1,000,000.

+ The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index is an unmanaged capitalization-weighted index that tracks international stock performance in the 21 developed markets of Europe, Australasia and the Far East. The index is calculated using closing local market prices and translates into US dollars using the London close foreign exchange rates. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2008 to June 30, 2008).

The tables illustrate your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2008
Actual Fund Return	Institutional Class
Beginning Account Value 1/1/08	$ 1,000.00
Ending Account Value 6/30/08	$ 889.90
Expenses Paid per $1,000*	$ 2.40
Hypothetical 5% Fund Return	Institutional Class
Beginning Account Value 1/1/08	$ 1,000.00
Ending Account Value 6/30/08	$ 1,022.33
Expenses Paid per $1,000*	$ 2.56
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratio	Institutional Class
DWS EAFE® Equity Index Fund	.51%

For more information, please refer to the Fund's prospectus.

Portfolio Management Review

In the following interview, the portfolio management team discusses the recent market environment and DWS EAFE® Equity Index Fund's performance during the six-month period ended June 30, 2008.

The views expressed in the following discussion reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results.

Q: How did DWS EAFE Equity Index Fund perform during the past half-year?

A: For the period ending June 30, 2008, DWS EAFE Equity Index Fund produced a total return of -11.01% (Institutional Class), compared with a return of -10.96% for its benchmark, the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index.1 (Past performance is no guarantee of future results. Please see pages 5 through 6 for more complete performance information.) The fund is designed to replicate the index.

1 The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index is an unmanaged capitalization-weighted index that tracks international stock performance in the 21 developed markets of Europe, Australasia and the Far East. The index is calculated using closing local market prices and translates into US dollars using the London close foreign exchange rates. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Q: What were the primary factors affecting the international equity markets during the past six months?

A: International equities lost ground during the past six months, due largely to investors' concern that the US credit crisis was spreading to the broader world economy. Market sentiment was dampened further by sharply rising oil prices, signs of growing inflation pressures and downward revisions to analysts' second-half earnings estimates.

Although overseas equities (as measured by the MSCI EAFE Index) produced a negative absolute return, the asset class outperformed the -11.91% return of US equities, as measured by the Standard & Poor's 500® (S&P 500) Index.2 This continues the trend of multiyear outperformance for the international markets.

2 The Standard & Poor's 500 (S&P 500) Index is an unmanaged capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

The effect of currency exchange rates was slightly positive, albeit not as strong as it was in 2006 and 2007. When the fund buys shares traded on foreign exchanges, it must first convert its US dollars into foreign currencies. As a result, a decline in the dollar — and corresponding rise in the value of foreign currencies — increases the value of its investments. The dollar in fact performed poorly in the first quarter, boosting the return of international equities for US investors. This trend reversed in the second quarter, however, providing a headwind to fund performance in the latter half of the period.

Q: Which sectors within the MSCI EAFE Index were the best and worst performers?

A: The list of first-half winners within the international markets was very narrow. At a time when the sustainability of corporate earnings growth was very much in question, investors gravitated to the stocks seen as being most likely to deliver reliable growth. The result was that of the 10 major sectors, only two — materials and energy — generated positive returns. Materials stocks, which benefited from strength in the broader commodities sector and metals in particular, delivered a return of about 5.9%, well above the return of the broader market. Performance was led by stocks such as the steel company ArcelorMittal and the mining companies BHP Billiton Ltd., Rio Tinto PLC and Anglo American PLC. Energy stocks also benefited from the strength of the underlying commodities; in this case oil, natural gas and coal. The energy sector gained approximately 5.1%, led by BG Group PLC, Woodside Petroleum Ltd. and StatoilHydro ASA.

The most notable source of weakness was, of course, financial stocks. The US credit crisis has become a global issue, affecting banks across the world. The result was a return of -19.8% for the sector, which accounted for almost half of the loss of the index due to the sector's high weighting of 26.2%. While there were many individual benchmark components that declined between 15-50% during the first half, some of the more notable detractors were UBS AG (Registered), Royal Bank of Scotland Group PLC, HBOS PLC, and Barclays PLC.

Not surprisingly, the consumer discretionary sector was the second-worst-performing industry group. Slower economic growth generally causes people to pare back on their discretionary expenses, and this weighed on the earnings outlook for the sector. The result was a loss of over 17%, with retail stocks generally leading the way on the downside.

Q: What countries delivered the best and worst performance?

A: Hong Kong, which makes up only a little over 2% of the benchmark, nonetheless stood out as a detractor due to its loss of over -22%. Hong Kong's market contains a heavy weighting of Chinese companies, which delivered sharply negative returns during the first half of the year.

European stocks also weighed on index performance. The prospect of both slowing growth and higher interest rates on the Continent caused both France and Germany, which together make up over 19% of the benchmark, to underperform. The United Kingdom, which remains under pressure by the same housing and credit crisis that is affecting the United States, also lagged with a return of about -11.8%. UK stocks make up over 21% of the MSCI EAFE Index.

Although Japan's market produced a negative absolute return (-5.6%), it outperformed the index by a substantial margin. Japan was seen as being a more "defensive" investment because it has been less affected by broader macroeconomic trends than the other major world markets thus far. In addition, the weaker yen boosted shares of the country's exporters.

Q: Have you made any changes to your investment approach?

A: We have made no changes in the fund's strategy, as our goal is to replicate the return and risk characteristics of the index. To this end, all changes made to the index were incorporated in the fund in order to maintain proper tracking. The index itself provides broad-based exposure to 21 of the largest developed markets outside the United States, across all sectors of the economy. We will continue to follow a passive strategy designed to provide returns that approximate those of the benchmark index.

Portfolio Summary

Geographic Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	6/30/08	12/31/07

Japan	21%	20%
United Kingdom	19%	20%
France	10%	10%
Germany	9%	9%
Switzerland	8%	7%
Australia	7%	7%
Netherlands	5%	5%
Spain	4%	4%
Italy	4%	4%
Other	13%	14%
	100%	100%
Sector Diversification (As a % of Common & Preferred Stocks)	6/30/08	12/31/07

Financials	25%	27%
Industrials	12%	12%
Materials	12%	10%
Consumer Discretionary	10%	11%
Energy	9%	8%
Consumer Staples	8%	9%
Health Care	7%	6%
Utilities	6%	6%
Telecommunication Services	6%	6%
Information Technology	5%	5%
	100%	100%

Geographic diversification and sector diversification are subject to change.

Ten Largest Equity Holdings at June 30, 2008 (14.5% of Net Assets)	Country	Percent
1. Royal Dutch Shell PLC Explores, produces and refines petroleum	Netherlands	2.0%
2. BHP Billiton Producer of petroleum, minerals and steel products	Australia	1.8%
3. BP PLC Exporter, Ltd. and producer of oil and natural gas	United Kingdom	1.7%
4. Total SA Produces, retires, transports and markets oil and natural gas	France	1.5%
5. HSBC Holdings PLC Provider of international banking and financial services	United Kingdom	1.5%
6. Nestle SA Producer and seller of food products	Switzerland	1.4%
7. Rio Tinto Operator of a mining, manufacturing and development company	United Kingdom	1.3%
8. Vodafone Group PLC Provider of mobile telecommunication services	United Kingdom	1.3%
9. E.ON AG Distributor of electricity to commercial and residential customers	Germany	1.0%
10. Toyota Motor Corp. Manufacturer of diversified automotive products	Japan	1.0%

Portfolio holdings are subject to change.

For more complete details about the Fund's investment portfolio, see page 15. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to www.dws-investments.com on or after the last day of the following month. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of June 30, 2008 (Unaudited)

	Shares	Value ($)

Common Stocks 97.2%
Australia 6.7%
AGL Energy Ltd.	17,960	246,456
Alumina Ltd.	39,127	176,984
Amcor Ltd.	35,193	170,207
AMP Ltd.	65,283	417,996
Aristocrat Leisure Ltd.	11,798	72,488
Asciano Group	18,776	62,618
ASX Ltd.	6,107	183,461
Australia & New Zealand Banking Group Ltd.	69,819	1,249,992
AXA Asia Pacific Holdings Ltd.	25,507	114,220
Babcock & Brown Ltd.	7,299	52,280
Bendigo Bank Ltd.	6,301	65,891
BHP Billiton Ltd.	119,939	5,108,403
Billabong International Ltd.	3,349	34,619
BlueScope Steel Ltd.	27,481	298,300
Boart Longyear Group	30,333	64,767
Boral Ltd.	20,006	108,211
Brambles Ltd.	52,124	437,751
Caltex Australia Ltd.	3,811	47,775
CFS Retail Property Trust (REIT)	1,265	2,243
CFS Retail Property Trust (Unit)	49,764	88,167
Coca-Cola Amatil Ltd.	20,213	135,702
Cochlear Ltd.	1,919	80,392
Commonwealth Bank of Australia	47,538	1,826,701
Computershare Ltd.	14,173	124,948
Crown Ltd.	16,216	144,191
CSL Ltd.	19,947	683,659
CSR Ltd.	31,897	74,506
Dexus Property Group (REIT)	84,240	111,227
Fairfax Media Ltd.	42,249	118,854
Fortescue Metals Group Ltd.*	47,986	543,954
Foster's Group Ltd.	73,146	355,063
Goodman Fielder Ltd.	5,658	7,612
Goodman Group (REIT)	47,521	141,117
GPT Group (REIT)	86,074	183,623
Harvey Norman Holdings Ltd.	16,119	47,674
Incitec Pivot Ltd.	2,137	376,478
Insurance Australia Group Ltd.	68,457	226,080
Leighton Holdings Ltd.	5,224	251,771
Lend Lease Corp., Ltd.	12,613	115,324
Lion Nathan Ltd.	12,132	99,097
Macquarie Airports	24,810	49,111
Macquarie Group Ltd.	9,989	464,069
Macquarie Infrastructure Group (Unit)	87,106	193,355
Macquarie Office Trust (REIT)	42,116	31,201
Metcash Ltd.	17,900	63,426
Mirvac Group	35,141	99,505
National Australia Bank Ltd.	57,838	1,465,265
Newcrest Mining Ltd.	17,107	482,726
Onesteel Ltd.	24,732	176,200
Orica Ltd.	11,550	323,961
Origin Energy Ltd.	33,692	518,914
Oxiana Ltd.	37,819	94,594
Oxiana Ltd.*	48,378	121,045
Paladin Energy Ltd.*	15,203	92,834
Perpetual Ltd.	1,300	52,840
Qantas Airways Ltd.	28,624	83,378
QBE Insurance Group Ltd.	32,833	697,254
Rio Tinto Ltd.	10,380	1,353,141
Santos Ltd.	22,574	465,110
Sims Group Ltd.	4,389	175,703
Sonic Healthcare Ltd.	10,815	150,654
St. George Bank Ltd.	18,802	487,602
Stockland (REIT)	57,279	295,470
Suncorp-Metway Ltd.	34,702	432,927
TABCORP Holding Ltd.	17,223	161,779
Tatts Group Ltd.	31,041	69,470
Telstra Corp., Ltd.	161,800	657,141
Toll Holdings Ltd.	19,277	111,556
Transurban Group (Unit)	35,540	143,339
Wesfarmers Ltd.	23,370	834,330
Wesfarmers Ltd. (PPS)	5,865	211,294
Westfield Group (REIT)	62,411	972,367
Westpac Banking Corp., Ltd.	68,222	1,305,243
Woodside Petroleum Ltd.	17,269	1,121,121
Woolworths Ltd.	43,379	1,015,373
WorleyParsons Ltd.	5,139	186,216
(Cost $16,327,306)		29,810,316
Austria 0.6%
Andritz AG	1,080	67,939
Erste Bank der oesterreichischen Sparkassen AG	7,024	434,497
Immoeast AG*	13,270	116,992
Immofinanz Immobilien Anlagen AG	16,045	165,392
Oesterreichische Elektrizitaetswirtschafts AG "A"	2,960	264,840
OMV AG	6,120	477,731
Raiffeisen International Bank-Holding AG	1,870	236,976
Strabag SE	1,620	125,928
Telekom Austria AG	12,697	274,761
Vienna Insurance Group	1,337	88,223
voestalpine AG	4,050	332,162
Wienerberger AG	3,280	137,489
(Cost $1,725,147)		2,722,930
Belgium 1.0%
Belgacom SA	6,070	260,209
Colruyt SA	515	135,510
Compagnie Nationale a Portefeuille	1,055	79,116
Delhaize Group	3,479	233,848
Dexia SA	17,794	282,461
Fortis	75,418	1,196,989
Fortis (VVPR Strip)*	27,966	440
Groupe Bruxelles Lambert SA	2,920	345,811
InBev NV	6,921	478,387
KBC Ancora	831	72,161
KBC Groep NV	5,961	657,376
Mobistar SA	744	60,427
Solvay SA	2,149	279,454
UCB SA	3,721	136,857
Umicore	4,821	237,836
(Cost $3,956,115)		4,456,882
Bermuda 0.1%
Seadrill Ltd. (Cost $148,908)	9,100	278,076
Denmark 1.0%
A P Moller-Maersk AS "A"	18	219,618
A P Moller-Maersk AS "B"	41	499,331
Carlsberg AS "B"	3,558	343,286
Coloplast AS "B"	812	70,742
Danisco AS	1,655	106,302
Danske Bank AS	16,949	486,222
DSV AS	6,480	155,038
FLSmidth & Co. AS	1,799	197,199
Jyske Bank AS (Registered)*	1,992	118,360
Novo Nordisk AS "B"	16,655	1,097,322
Novozymes AS "B"	1,560	140,096
Rockwool International AS "B"	169	21,708
Sydbank AS	1,965	74,781
Topdanmark AS*	613	92,295
Trygvesta AS	910	64,020
Vestas Wind Systems AS*	6,774	883,854
William Demant Holding AS*	765	50,289
(Cost $2,038,963)		4,620,463
Finland 1.5%
Cargotec Corp. "B"	1,200	41,479
Elisa Oyj	5,062	105,487
Fortum Oyj	16,553	838,312
Kesko Oyj "B"	2,433	78,262
Kone Oyj "B"	5,420	189,351
Metso Corp.	4,186	189,386
Neste Oil Oyj	4,336	127,024
Nokia Oyj	142,846	3,499,179
Nokian Renkaat Oyj	3,100	147,931
Orion Oyj "B"	2,200	43,727
Outokumpu Oyj	4,200	145,898
Pohjola Bank PLC	2,300	39,643
Rautaruukki Oyj	3,222	146,498
Sampo Oyj "A"	16,025	402,778
SanomaWSOY Oyj	1,621	35,748
Stora Enso Oyj "R"	19,656	182,989
UPM-Kymmene Oyj	20,694	336,418
Wartsila Oyj	3,517	220,140
YIT Oyj	3,400	84,902
(Cost $4,135,574)		6,855,152
France 9.6%
Accor SA	6,942	461,150
Aeroports de Paris	992	92,675
Air France-KLM	5,076	120,965
Air Liquide SA	8,980	1,183,894
Alcatel-Lucent*	84,378	508,007
Alstom	3,862	885,462
Atos Origin SA*	2,155	118,591
Axa	55,856	1,646,329
BNP Paribas	28,955	2,594,145
Bouygues SA	8,968	591,228
Bureau Veritas SA	928	55,076
Cap Gemini SA	5,045	296,526
Carrefour SA	22,909	1,291,823
Casino Guichard-Perrachon SA	1,306	147,450
Christian Dior SA	1,719	176,147
CNP Assurances	1,552	174,717
Compagnie de Saint-Gobain	10,034	626,258
Compagnie Generale de Geophysique-Veritas*	4,575	215,991
Compagnie Generale des Etablissements Michelin "B"	5,242	373,922
Credit Agricole SA (a)	32,874	666,146
Dassault Systemes SA	2,049	124,338
Electricite de France	7,120	675,061
Eramet	158	155,803
Essilor International SA	7,248	442,222
Eurazeo	695	73,914
Eutelsat Communications	951	26,363
France Telecom SA	65,677	1,927,952
Gaz de France	6,593	422,364
Gecina SA	556	67,144
Groupe DANONE	15,485	1,083,598
Hermes International	2,448	383,528
Icade (REIT)	95	11,050
Imerys SA	1,022	73,921
JC Decaux SA	2,519	64,141
Klepierre	2,886	144,565
L'Oreal SA	8,789	954,685
Lafarge SA	5,251	803,309
Lagardere SCA	4,589	260,810
Legrand SA	1,432	35,933
LVMH Moet Hennessy Louis Vuitton SA	8,726	909,438
M6 Metropole Television	416	8,977
Natixis	13,563	148,991
Neopost SA	943	99,590
PagesJaunes SA	3,445	50,414
Pernod Ricard SA	6,074	622,970
PPR	2,931	323,804
PSA Peugeot Citroen	5,297	285,199
Publicis Groupe	5,334	172,145
Renault SA	6,842	559,773
Safran SA	6,778	130,673
Sanofi-Aventis	36,743	2,444,347
Schneider Electric SA	7,843	845,359
SCOR	5,089	115,970
Societe BIC SA	1,073	56,057
Societe Generale	16,811	1,447,240
Societe Television Francaise 1	4,061	67,485
Sodexo	2,959	193,450
Suez SA	37,506	2,547,243
Suez SA (VVPR Strip)*	3,124	49
Technip SA	3,621	332,925
Thales SA	3,436	195,481
Total SA	76,883	6,554,341
Unibail-Rodamco (REIT)	3,006	693,987
Valeo SA	2,050	65,313
Vallourec SA	1,971	688,541
Veolia Environnement	13,746	765,863
Vinci SA	15,052	918,427
Vivendi	42,012	1,590,458
Wendel	1,166	117,776
Zodiac SA	1,383	63,321
(Cost $30,289,823)		42,972,810
Germany 8.5%
Adidas AG	7,290	458,995
Allianz SE (Registered)	16,107	2,830,183
Arcandor AG*	2,059	23,878
BASF SE	34,726	2,391,500
Bayer AG	27,402	2,301,596
Bayerische Motoren Werke (BMW) AG	12,145	582,834
Beiersdorf AG	3,087	227,076
Bilfinger Berger AG	1,345	116,413
Celesio AG	3,525	127,414
Commerzbank AG	22,801	673,697
Continental AG	5,513	564,800
Daimler AG	32,695	2,018,186
Deutsche Bank AG (Registered) (b)	18,089	1,558,472
Deutsche Boerse AG	7,104	797,064
Deutsche Lufthansa AG (Registered)	8,159	175,244
Deutsche Post AG (Registered)	30,673	800,181
Deutsche Postbank AG	2,606	228,021
Deutsche Telekom AG (Registered)	101,973	1,667,254
E.ON AG	22,612	4,553,548
Fraport AG	1,613	109,300
Fresenius Medical Care AG & Co. KGaA	7,145	393,439
GEA Group AG	5,622	197,901
Hamburger Hafen und Logistik AG	153	11,885
Hannover Rueckversicherung AG (Registered)	1,735	85,582
HeidelbergCement AG	763	110,534
Henkel AG & Co. KGaA	4,406	164,941
Hochtief AG	1,509	152,622
Hypo Real Estate Holding AG	7,466	209,196
Infineon Technologies AG*	27,075	233,935
IVG Immobilien AG	2,728	53,696
K+S AG	1,293	741,830
Linde AG	4,874	683,322
MAN AG	3,893	431,310
Merck KGaA	2,443	346,893
Metro AG	4,316	275,021
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	7,469	1,307,296
Puma AG	163	54,582
Q-Cells AG*	2,210	223,660
Rheinmetall AG	1,001	72,219
RWE AG	15,974	2,015,113
Salzgitter AG	1,505	275,019
SAP AG	31,400	1,641,396
Siemens AG (Registered)	31,042	3,437,438
Solarworld AG	2,432	115,454
ThyssenKrupp AG	12,838	804,515
TUI AG	6,799	157,316
United Internet AG (Registered)	2,550	50,201
Volkswagen AG	5,250	1,513,116
Wacker Chemie AG	468	97,543
(Cost $23,376,101)		38,062,631
Greece 0.6%
Alpha Bank AE	14,010	420,991
Coca-Cola Hellenic Bottling Co. SA	6,205	168,383
EFG Eurobank Ergasias	10,985	259,240
Hellenic Petroleum SA	4,312	59,189
Hellenic Telecommunications Organization SA	9,950	246,920
Marfin Investment Group SA*	21,790	172,182
National Bank of Greece SA	17,295	779,023
OPAP SA	8,089	281,465
Piraeus Bank SA	11,528	313,170
Public Power Corp. SA	3,486	121,223
Titan Cement Co. SA	1,949	76,946
(Cost $1,952,828)		2,898,732
Hong Kong 2.1%
ASM Pacific Technology Ltd.	5,000	37,686
Bank of East Asia Ltd.	52,904	286,880
BOC Hong Kong (Holdings) Ltd.	132,000	349,105
Cathay Pacific Airways Ltd.	55,000	104,651
CC Land Holdings Ltd.	19,000	11,750
Cheung Kong (Holdings) Ltd.	51,000	685,836
Cheung Kong Infrastrucure Holdings Ltd.	10,000	42,285
Chinese Estates Holdings Ltd.	20,143	30,966
CITIC International Financial Holdings Ltd.*	43,000	32,677
CLP Holdings Ltd.	75,774	648,840
Esprit Holdings Ltd.	38,815	404,006
Foxconn International Holdings Ltd.*	78,000	74,908
Genting International PLC*	29,496	12,588
Hang Lung Group Ltd.	34,000	150,874
Hang Lung Properties Ltd.	75,000	239,888
Hang Seng Bank Ltd.	27,300	575,305
Henderson Land Development Co., Ltd.	39,672	246,820
Hong Kong & China Gas Co., Ltd.	149,242	357,957
Hong Kong Aircraft Engineering Co., Ltd.	1,600	24,619
Hong Kong Exchanges & Clearing Ltd.	38,000	551,990
Hongkong Electric Holding Ltd.	50,000	298,811
Hopewell Holdings Ltd.	25,000	88,672
Hutchison Telecommunications International Ltd.*	42,000	59,587
Hutchison Whampoa Ltd.	78,100	789,779
Hysan Development Co., Ltd.	13,744	37,769
Kerry Properties Ltd.	24,432	128,015
Kingboard Chemical Holdings Ltd.	20,900	96,329
Lee & Man Paper Manufacturing Ltd.	14,000	20,701
Li & Fung Ltd.	85,120	255,972
Lifestyle International Holdings Ltd.	15,000	21,105
Link (REIT)	81,500	185,413
Mongolia Energy Corp., Ltd.*	108,000	208,600
MTR Corp., Ltd.	51,991	163,452
New World Development Co., Ltd.	87,036	176,798
Noble Group Ltd.	38,400	67,102
NWS Holdings Ltd.	22,000	57,286
Orient Overseas International Ltd.	5,900	29,350
Pacific Basin Shipping Ltd.	41,000	58,201
PCCW Ltd.	139,443	84,323
Shangri-La Asia Ltd.	52,499	122,405
Shun Tak Holdings Ltd.	18,000	16,780
Sino Land Co., Ltd.	49,198	97,570
Sun Hung Kai Properties Ltd.	51,297	694,476
Swire Pacific Ltd. "A"	31,000	318,535
Television Broadcasts Ltd.	9,000	51,882
Wharf Holdings Ltd.	48,864	204,180
Wheelock & Co., Ltd.	26,000	69,593
Wing Hang Bank Ltd.	6,000	79,428
Wing Lung Bank Ltd.	1,800	35,362
Yue Yuen Industrial (Holdings) Ltd.	21,000	49,818
(Cost $6,830,774)		9,436,925
Ireland 0.6%
Allied Irish Banks PLC	32,758	504,939
Anglo Irish Bank Corp. PLC	26,763	248,260
Bank of Ireland (c)	26,400	228,877
Bank of Ireland (c)	9,333	81,270
CRH PLC	19,840	577,433
Elan Corp. PLC*	17,064	603,578
Experian Group Ltd.	37,590	277,805
Irish Life & Permanent PLC	9,055	93,594
Kerry Group PLC "A"	4,107	121,531
Ryanair Holdings PLC*	10,294	45,267
Smurfit Kappa Group PLC	2,677	21,809
(Cost $2,742,086)		2,804,363
Italy 3.7%
A2A SpA (a)	39,812	146,239
Alleanza Assicurazioni SpA	15,390	166,671
Assicurazioni Generali SpA	38,008	1,454,686
Atlantia SpA	9,451	285,244
Autogrill SpA*	3,093	36,993
Banca Carige SpA	20,481	72,035
Banca Monte dei Paschi di Siena SpA	33,891	95,343
Banca Popolare di Milano Scarl	14,402	134,325
Banco Popolare Societa Cooperativa	22,811	402,326
Bulgari SpA	3,349	33,707
Enel SpA	155,452	1,475,016
Eni SpA	92,025	3,426,775
Fiat SpA	25,456	415,586
Finmeccanica SpA	10,868	284,000
Fondiaria-Sai SpA	2,571	84,637
IFIL Investments SpA	9,999	64,815
Intesa Sanpaolo	276,422	1,572,745
Intesa Sanpaolo (RNC)	34,089	175,482
Italcementi SpA	2,813	46,562
Italcementi SpA (RNC)	2,521	29,310
Lottomatica SpA	2,109	62,847
Luxottica Group SpA	4,890	114,310
Mediaset SpA	29,562	194,320
Mediobanca SpA	17,934	302,986
Mediolanum SpA	6,085	25,241
Parmalat SpA	57,791	150,646
Pirelli & C. SpA	84,527	57,973
Prysmian SpA	3,800	95,970
Saipem SpA	9,818	459,908
Snam Rete Gas SpA	31,423	214,453
Telecom Italia SpA	364,827	730,551
Telecom Italia SpA (RNC)	214,061	345,111
Terna — Rete Elettrica Nationale SpA	38,013	160,771
UniCredit SpA	402,658	2,452,806
Unione di Banche Italiane ScpA	21,764	508,739
Unipol Gruppo Finanziario SpA	16,413	38,533
(Cost $12,645,671)		16,317,662
Japan 20.9%
ACOM Co., Ltd.	2,300	71,435
Advantest Corp.	5,300	111,939
AEON Co., Ltd.	25,000	307,950
AEON Credit Services Co., Ltd.	2,730	34,135
AEON Mall Co., Ltd.	1,100	32,429
Aiful Corp.	1,950	22,544
Aioi Insurance Co., Ltd.	11,000	58,814
Aisin Seiki Co., Ltd.	7,500	244,837
Ajinomoto Co., Inc.	27,000	255,035
Alfresa Holdings Corp.	1,000	71,481
All Nippon Airways Co., Ltd.	25,000	93,408
Alps Electric Co., Ltd.	6,000	62,135
Amada Co., Ltd.	15,000	117,977
Aozora Bank Ltd.	12,000	27,427
Asahi Breweries Ltd.	15,400	287,749
Asahi Glass Co., Ltd.	38,000	460,338
Asahi Kasei Corp.	47,000	246,641
ASICS Corp.	3,000	32,675
Astellas Pharma, Inc.	18,000	764,632
Benesse Corp.	2,200	89,005
Bridgestone Corp.	23,400	356,138
Brother Industries Ltd.	6,000	82,644
Canon Marketing Japan, Inc.	2,000	35,142
Canon, Inc.	38,000	1,947,881
Casio Computer Co., Ltd.	9,200	104,594
Central Japan Railway Co.	59	649,752
Chubu Electric Power Co., Inc.	24,900	607,029
Chugai Pharmaceutical Co., Ltd. (a)	3,217	51,540
Chugoku Electric Power Co., Inc.	8,600	183,610
Chuo Mitsui Trust Holdings, Inc.	28,100	166,811
Citizen Holdings Co., Ltd.	9,300	70,999
Cosmo Oil Co., Ltd.	14,000	50,565
Credit Saison Co., Ltd.	6,300	132,066
CSK Holdings Corp.	2,100	41,249
Dai Nippon Printing Co., Ltd.	22,000	324,159
Daicel Chemical Industries Ltd.	6,000	33,739
Daido Steel Co., Ltd.	8,000	44,783
Daihatsu Motor Co., Ltd.	4,000	45,741
Daiichi Sankyo Co., Ltd.	25,400	698,409
Daikin Industries Ltd.	9,800	493,633
Dainippon Ink & Chemical, Inc.	21,000	60,837
Daito Trust Construction Co., Ltd.	3,000	145,304
Daiwa House Industry Co., Ltd.	21,000	196,115
Daiwa Securities Group, Inc.	48,000	439,276
DeNA Co., Ltd.	6	35,448
Denki Kagaku Kogyo Kabushiki Kaisha	17,000	63,218
Denso Corp.	17,900	612,696
DENTSU, Inc.	81	171,974
Dowa Holdings Co., Ltd.	9,000	65,714
East Japan Railway Co.	122	993,011
Eisai Co., Ltd.	9,300	328,042
Electric Power Development Co., Ltd.	4,700	174,222
Elpida Memory, Inc.*	3,100	99,551
FamilyMart Co., Ltd.	2,300	93,933
FANUC Ltd.	7,000	682,062
Fast Retailing Co., Ltd.	1,700	160,801
Fuji Electric Holdings Co., Ltd.	13,000	45,820
Fuji Heavy Industries Ltd.	14,000	68,399
Fuji Television Network, Inc.	21	31,692
Fujifilm Holdings Corp.	17,900	612,915
Fujitsu Ltd.	70,000	517,595
Fukuoka Financial Group, Inc.	26,000	117,575
Hakuhodo Dy Holdings, Inc.	500	26,693
Hankyu Hanshin Holdings, Inc.	47,200	198,082
Haseko Corp.	28,000	37,257
Hikari Tsushin, Inc.	500	16,460
Hino Motors Ltd.	6,000	37,112
Hirose Electric Co., Ltd.	900	90,198
Hisamitsu Pharmaceutical Co., Inc.	1,500	65,193
Hitachi Chemical Co., Ltd.	3,400	70,452
Hitachi Construction Machinery Co., Ltd.	2,700	76,383
Hitachi High-Technologies Corp.	1,000	23,096
Hitachi Ltd.	122,000	877,436
Hitachi Metals Ltd.	4,000	65,617
Hokkaido Electric Power Co., Inc.	5,400	109,778
Hokugin Financial Group, Inc.	52,000	150,560
Hokuriku Electric Power Co.	5,000	118,843
Honda Motor Co., Ltd.	59,600	2,027,791
Hoya Corp.	15,800	366,152
IBIDEN Co., Ltd.	4,200	151,952
Idemitsu Kosan Co., Ltd.	900	80,080
IHI Corp.	50,000	101,622
INPEX Holdings, Inc.	31	392,713
Isetan Mitsukoshi Holdings Ltd.*	12,120	129,570
Isuzu Motors Ltd.	51,000	244,905
ITO EN Ltd.	1,600	25,217
Itochu Corp.	56,000	594,426
Itochu Techno-Solutions Corp.	800	25,933
J. Front Retailing Co., Ltd.	16,000	84,214
JAFCO Co., Ltd.	600	20,465
Japan Airlines Corp.*	19,000	39,879
Japan Petroleum Exploration Co., Ltd.	500	35,810
Japan Prime Realty Investment Corp. (REIT)	10	29,503
Japan Real Estate Investment Corp. (REIT)	15	158,554
Japan Retail Fund Investment Corp. (REIT)	15	86,319
Japan Steel Works Ltd.	12,000	234,788
Japan Tobacco, Inc.	163	693,715
JFE Holdings, Inc.	19,025	956,313
JGC Corp.	7,000	137,500
JS Group Corp.	9,348	148,894
JSR Corp.	7,200	142,788
JTEKT Corp.	7,100	112,344
Jupiter Telecommunications Co., Ltd.*	56	43,375
Kajima Corp.	33,000	115,052
Kamigumi Co., Ltd.	6,000	45,313
Kaneka Corp.	8,000	54,573
Kansai Electric Power Co., Inc.	28,100	657,347
Kansai Paint Co., Ltd.	5,000	34,560
Kao Corp.	19,000	497,694
Kawasaki Heavy Industries Ltd.	51,000	135,597
Kawasaki Kisen Kaisha Ltd.	22,000	207,801
KDDI Corp.	108	668,631
Keihin Electric Express Railway Co., Ltd.	12,000	74,301
Keio Corp.	16,000	81,026
Keisei Electric Railway Co., Ltd.	5,000	25,532
Keyence Corp.	1,470	349,562
Kikkoman Corp.	6,000	73,437
Kinden Corp.	6,000	60,588
Kintetsu Corp.	46,900	146,997
Kirin Holdings Co., Ltd.	29,000	451,608
Kobe Steel Ltd.	101,000	288,451
Komatsu Ltd.	32,500	903,715
Konami Co., Ltd.	3,600	125,655
Konica Minolta Holdings, Inc.	17,000	287,781
Kubota Corp.	43,000	308,376
Kuraray Co., Ltd.	14,000	167,322
Kurita Water Industries Ltd.	4,400	162,622
Kyocera Corp.	6,000	563,393
Kyowa Hakko Kogyo Co., Ltd.	6,910	70,708
Kyushu Electric Power Co., Inc.	14,400	300,888
Lawson, Inc.	1,900	92,562
Leopalace21 Corp.	5,000	71,123
Mabuchi Motor Co., Ltd.	1,200	65,171
Makita Corp.	5,000	203,936
Marubeni Corp.	61,000	508,605
Marui Co., Ltd.	10,400	80,947
Maruichi Steel Tube Ltd.	1,000	31,223
Matsushita Electric Industrial Co., Ltd.	66,614	1,428,533
Matsushita Electric Works Ltd.	11,000	112,007
Mazda Motor Corp.	26,000	135,359
Mediceo Paltac Holdings Co., Ltd.	5,100	93,776
Meiji Dairies Corp.	8,000	41,006
Millea Holdings, Inc.	25,600	996,427
Minebea Co., Ltd.	8,000	45,954
Mitsubishi Chemical Holdings Corp.	50,000	290,149
Mitsubishi Corp.	48,200	1,585,972
Mitsubishi Electric Corp.	71,000	767,859
Mitsubishi Estate Co., Ltd.	42,000	958,916
Mitsubishi Gas Chemical Co., Inc.	16,000	115,200
Mitsubishi Heavy Industries Ltd.	119,000	569,848
Mitsubishi Logistics Corp.	5,000	54,845
Mitsubishi Materials Corp.	43,000	183,496
Mitsubishi Motors Corp.* (a)	123,000	223,239
Mitsubishi Rayon Co., Ltd.	17,000	53,541
Mitsubishi Tanabe Pharma Corp.	8,000	104,713
Mitsubishi UFJ Financial Group, Inc.	369,500	3,252,668
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,450	62,682
Mitsubishi UFJ NICOS Co., Ltd.*	5,000	16,474
Mitsui & Co., Ltd.	62,000	1,368,821
Mitsui Chemicals, Inc.	24,000	118,046
Mitsui Engineering & Shipbuilding Co., Ltd.	20,000	63,103
Mitsui Fudosan Co., Ltd.	30,000	639,521
Mitsui Mining & Smelting Co., Ltd.	19,000	55,918
Mitsui O.S.K. Lines Ltd.	43,000	617,576
Mitsui Sumitomo Insurance Group Holdings, Inc.*	13,778	474,113
Mitsumi Electric Co., Ltd.	2,000	44,441
Mizuho Financial Group, Inc.	350	1,620,769
Mizuho Trust & Banking Co., Ltd.	37,000	63,595
Murata Manufacturing Co., Ltd.	8,200	388,952
Namco Bandai Holdings, Inc.	9,050	102,611
NEC Corp.	74,000	388,613
NEC Electronics Corp.*	1,800	44,668
NGK Insulators Ltd.	9,000	174,593
NGK Spark Plug Co., Ltd.	6,000	68,641
NHK Spring Co., Ltd.	3,000	23,822
Nidec Corp.	3,900	259,173
Nikon Corp.	13,000	377,836
Nintendo Co., Ltd.	3,600	2,026,088
Nippon Building Fund, Inc. (REIT)	20	234,811
Nippon Electric Glass Co., Ltd.	14,000	242,673
Nippon Express Co., Ltd.	25,000	119,602
Nippon Meat Packers, Inc.	5,000	67,652
Nippon Mining Holdings, Inc.	32,500	203,997
Nippon Oil Corp.	48,000	323,037
Nippon Paper Group, Inc.	29	79,340
Nippon Sheet Glass Co., Ltd.	16,000	78,956
Nippon Steel Corp.	186,000	1,004,816
Nippon Telegraph & Telephone Corp.	187	911,484
Nippon Yusen Kabushiki Kaisha	40,000	383,831
NIPPONKOA Insurance Co., Ltd.	21,000	182,561
Nishi-Nippon City Bank Ltd.	16,000	47,432
Nissan Chemical Industries Ltd.	4,000	49,309
Nissan Motor Co., Ltd.	82,500	679,186
Nisshin Seifun Group, Inc.	5,000	62,936
Nisshin Steel Co., Ltd.	29,000	98,411
Nisshinbo Industries	3,000	35,695
Nissin Food Products Co., Ltd. (a)	3,600	120,591
Nitori Co., Ltd.	700	35,953
Nitto Denko Corp.	6,500	249,021
NOK Corp.	3,300	52,402
Nomura Holdings, Inc.	63,700	941,001
Nomura Real Estate Holdings, Inc.	1,000	21,050
Nomura Real Estate Office Fund, Inc. (REIT)	6	44,998
Nomura Research Institute Ltd.	3,800	88,990
NSK Ltd.	17,000	149,125
NTN Corp.	13,000	86,736
NTT Data Corp.	46	179,446
NTT DoCoMo, Inc.	581	852,051
NTT Urban Development Corp.	25	32,652
Obayashi Corp.	21,000	94,958
Obic Co., Ltd.	200	33,514
Odakyu Electric Railway Co., Ltd.	25,000	162,316
Oji Paper Co., Ltd.	25,000	117,688
OKUMA Corp.	3,000	29,742
Olympus Corp.	9,000	305,013
Omron Corp.	6,400	138,161
Ono Pharmaceutical Co., Ltd.	4,000	220,619
Onward Kashiyama Co.	4,000	42,056
Oracle Corp.	1,100	44,821
Oriental Land Co., Ltd.	1,800	107,545
ORIX Corp.	3,400	491,321
Osaka Gas Co., Ltd.	80,000	293,449
OSAKA Titanium Technologies Co., Ltd.	400	20,967
Otsuka Corp.	300	20,675
Pioneer Corp.	5,400	43,373
Promise Co., Ltd.	2,700	75,391
Rakuten, Inc.	236	118,995
Resona Holdings, Inc.	200	306,266
Ricoh Co., Ltd.	25,000	452,506
ROHM Co., Ltd.	4,100	235,261
Sankyo Co., Ltd.	1,500	97,715
Santen Pharmaceutical Co., Ltd.	2,000	50,252
Sanyo Electric Co., Ltd.* (a)	50,000	116,601
Sapporo Hokuyo Holdings, Inc.	8	53,904
Sapporo Holdings Ltd.	5,000	34,938
SBI E*Trade Securities Co., Ltd.	48	37,430
SBI Holdings, Inc.	486	106,113
Secom Co., Ltd.	7,900	384,640
Sega Sammy Holdings, Inc.	6,000	52,451
Seiko Epson Corp.	3,300	90,507
Sekisui Chemical Co., Ltd.	14,000	95,495
Sekisui House Ltd.	18,000	167,686
Seven & I Holdings Co., Ltd.	29,800	851,974
Sharp Corp.	37,000	603,723
Shikoku Electric Power Co., Inc.	5,600	153,940
Shimadzu Corp.	6,000	59,644
Shimamura Co., Ltd.	1,000	61,425
Shimano, Inc.	2,500	125,359
Shimizu Corp.	18,000	85,094
Shin-Etsu Chemical Co., Ltd.	14,900	919,463
Shinko Electric Industries Co., Ltd.	1,000	12,284
Shinko Securities Co., Ltd.	12,000	35,161
Shinsei Bank Ltd.	43,000	146,817
Shionogi & Co., Ltd.	12,000	237,116
Shiseido Co., Ltd.	12,000	275,043
Showa Denko KK	34,000	90,125
Showa Shell Sekiyu KK	5,000	54,853
SMC Corp.	2,100	230,528
Softbank Corp.	24,900	419,012
Sojitz Corp.	36,300	121,873
Sompo Japan Insurance, Inc.	31,000	290,729
Sony Corp.	35,800	1,538,155
Sony Financial Holdings, Inc.	27	108,468
Square Enix Co., Ltd.	1,300	38,402
Stanley Electric Co., Ltd.	6,200	149,290
Sumco Corp.	4,600	101,475
Sumitomo Chemical Co., Ltd.	59,000	370,953
Sumitomo Corp.	41,900	549,263
Sumitomo Electric Industries Ltd.	26,900	342,599
Sumitomo Heavy Industries Ltd.	20,000	135,064
Sumitomo Metal Industries Ltd.	142,000	623,179
Sumitomo Metal Mining Co., Ltd.	21,000	319,666
Sumitomo Mitsui Financial Group, Inc.	234	1,755,510
Sumitomo Realty & Development Co., Ltd.	14,000	277,360
Sumitomo Rubber Industries Ltd.	6,600	49,342
Sumitomo Trust & Banking Co., Ltd.	54,000	376,313
Suzuken Co., Ltd.	1,900	70,107
Suzuki Motor Corp.	13,200	311,452
T&D Holdings, Inc.	7,400	456,333
Taiheiyo Cement Corp.	29,000	58,050
Taisei Corp.	29,000	69,257
Taisho Pharmaceutical Co., Ltd.	5,000	92,580
Taiyo Nippon Sanso Corp.	7,000	58,460
Takashimaya Co., Ltd.	12,000	109,000
Takeda Pharmaceutical Co., Ltd.	30,100	1,526,454
Takefuji Corp.	3,900	54,078
TDK Corp.	4,500	269,810
Teijin Ltd.	30,000	102,683
Terumo Corp.	6,200	315,916
The 77 Bank Ltd.	8,000	50,110
The Bank of Kyoto Ltd.	12,000	125,120
The Bank of Yokohama Ltd.	49,000	337,973
The Chiba Bank Ltd.	31,000	217,784
The Chugoku Bank Ltd.	4,000	58,181
The Furukawa Electric Co., Ltd.	24,000	103,969
The Gunma Bank Ltd.	10,000	66,693
The Hachijuni Bank Ltd.	13,258	86,088
The Hiroshima Bank Ltd.	12,000	53,570
The Iyo Bank Ltd.	6,000	70,142
The Joyo Bank Ltd.	28,000	136,417
The Shizuoka Bank Ltd.	24,000	245,510
The Suruga Bank Ltd.	6,000	78,195
THK Co., Ltd.	3,300	63,885
Tobu Railway Co., Ltd.	35,000	165,979
Toho Co., Ltd.	4,300	87,753
Toho Gas Co., Ltd.	11,000	60,218
Toho Titanium Co., Ltd.	1,000	19,591
Tohoku Electric Power Co., Inc.	16,100	350,436
Tokai Rika Co., Ltd.	800	16,576
Tokuyama Corp.	8,000	59,275
Tokyo Broadcasting System, Inc.	1,800	34,212
Tokyo Electric Power Co., Inc.	43,700	1,122,924
Tokyo Electron Ltd.	6,100	350,759
Tokyo Gas Co., Ltd.	81,000	325,890
Tokyo Steel Manufacturing Co., Ltd.	4,400	50,751
Tokyo Tatemono Co., Ltd.	12,000	77,443
Tokyu Corp.	39,000	202,114
Tokyu Land Corp.	16,000	91,221
TonenGeneral Sekiyu KK	9,000	81,628
Toppan Printing Co., Ltd.	19,000	208,897
Toray Industries, Inc.	48,000	257,833
Toshiba Corp.	111,000	816,101
Tosoh Corp.	15,000	61,458
TOTO Ltd. (a)	10,000	70,316
Toyo Seikan Kaisha Ltd.	5,000	88,459
Toyo Suisan Kaisha Ltd.	2,000	45,128
Toyoda Gosei Co., Ltd.	1,300	38,064
Toyota Boshoku Corp.	1,400	37,366
Toyota Industries Corp.	6,700	213,259
Toyota Motor Corp.	96,800	4,553,264
Toyota Tsusho Corp.	8,800	206,976
Trend Micro, Inc.	4,000	131,620
Ube Industries Ltd.	29,000	102,481
Unicharm Corp.	1,400	99,351
UNY Co., Ltd.	5,000	49,170
Ushio, Inc.	4,000	65,164
USS Co., Ltd.	800	52,797
West Japan Railway Co.	66	324,181
Yahoo! Japan Corp.	560	214,715
Yakult Honsha Co., Ltd.	3,000	84,378
Yamada Denki Co., Ltd.	3,200	227,492
Yamaguchi Financial Group, Inc.	6,000	82,871
Yamaha Corp.	5,000	96,682
Yamaha Motor Co., Ltd.	7,400	138,120
Yamato Holdings Co., Ltd.	16,000	223,983
Yamato Kogyo Co., Ltd.	800	38,043
Yamazaki Baking Co., Ltd.	5,000	54,860
Yaskawa Electric Corp.	6,000	58,686
Yokogawa Electric Corp.	6,000	55,006
(Cost $75,521,086)		92,975,537
Kazakhstan 0.1%
Eurasian Natural Resources Corp.* (Cost $213,469)	10,480	277,346
Luxembourg 0.8%
ArcelorMittal	31,147	3,074,601
Millicom International Cellular SA (SDR)	2,000	207,172
SES (FDR)	11,738	295,731
(Cost $1,566,187)		3,577,504
Netherlands 4.6%
Aegon NV	50,266	664,048
Akzo Nobel NV	9,813	671,819
ASML Holding NV	14,751	359,263
Corio NV (REIT)	1,310	101,737
European Aeronautic Defence & Space Co.	12,689	238,156
Fugro NV (CVA)	2,062	175,819
Heineken Holding NV	3,745	171,135
Heineken NV	8,745	444,494
ING Groep NV (CVA)	68,108	2,152,342
James Hardie Industries NV	11,685	47,414
Koninklijke (Royal) KPN NV	66,186	1,131,464
Koninklijke (Royal) Philips Electronics NV	38,904	1,313,719
Koninklijke Ahold NV	43,191	578,577
Koninklijke DSM NV	4,630	270,731
Randstad Holdings NV	3,337	116,434
Reed Elsevier NV	21,731	364,510
Royal Dutch Shell PLC "A"	126,525	5,193,178
Royal Dutch Shell PLC "B"	97,531	3,919,854
SBM Offshore NV	4,602	169,535
SNS Reaal	4,084	78,707
TNT NV	13,793	468,503
TomTom NV*	1,786	50,790
Unilever NV (CVA)	58,255	1,652,035
Wolters Kluwer NV	10,078	233,781
(Cost $14,445,674)		20,568,045
New Zealand 0.1%
Auckland International Airport Ltd.	33,452	49,868
Contact Energy Ltd.	10,746	65,419
Fletcher Building Ltd.	17,031	82,388
Sky City Entertainment Group Ltd.	17,085	39,839
Telecom Corp. of New Zealand Ltd. (a)	66,789	181,197
(Cost $321,371)		418,711
Norway 1.0%
Aker Solutions ASA	5,600	131,664
DNB NOR ASA	26,650	337,839
Norsk Hydro ASA	23,800	346,462
Orkla ASA	28,220	361,076
Petroleum Geo-Services ASA	5,950	145,350
Renewable Energy Corp. AS*	6,050	155,927
StatoilHydro ASA	46,417	1,732,932
Storebrand ASA	13,812	102,095
Telenor ASA	30,400	569,735
Yara International ASA	7,150	630,683
(Cost $1,766,335)		4,513,763
Portugal 0.3%
Banco BPI SA (Registered)	8,149	33,567
Banco Comercial Portugues SA (Registered)	68,071	146,568
Banco Espirito Santo SA (Registered)	8,457	131,347
Brisa	9,843	113,419
CIMPOR-Cimentos de Portugal, SGPS, SA	9,328	62,623
EDP — Energias de Portugal SA	67,571	352,273
Portugal Telecom SGPS, SA (Registered)	24,592	277,176
Sonae SGPS, SA	24,104	28,988
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS, SA	5,453	45,122
(Cost $899,607)		1,191,083
Singapore 1.2%
Ascendas Real Estate Investment Trust (REIT)	36,750	59,818
CapitaCommercial Trust (REIT)	41,000	57,377
Capitaland Ltd.	60,750	255,159
CapitaMall Trust (REIT)	47,300	104,139
City Developments Ltd.	21,000	168,061
ComfortDelGro Corp., Ltd.	80,000	88,339
Cosco Corp., (Singapore) Ltd.	20,000	47,181
DBS Group Holdings Ltd.	40,513	562,832
Fraser & Neave Ltd.	37,488	125,262
Golden Agri-Resources Ltd.	177,000	117,472
Jardine Cycle & Carriage Ltd.	3,604	45,121
Keppel Corp., Ltd.	44,500	366,918
Keppel Land Ltd.	13,000	47,571
Neptune Orient Lines Ltd.	20,000	47,583
Olam International Ltd.	28,898	51,759
Oversea-Chinese Banking Corp., Ltd.	88,008	529,331
Parkway Holdings Ltd.	27,060	45,723
SembCorp Industries Ltd.	29,449	90,485
SembCorp. Marine Ltd.	26,600	79,640
Singapore Airlines Ltd.	21,670	234,528
Singapore Exchange Ltd.	30,000	152,868
Singapore Press Holdings Ltd.	58,758	182,873
Singapore Technologies Engineering Ltd.	59,000	118,264
Singapore Telecommunications Ltd.	289,301	772,069
United Overseas Bank Ltd.	45,448	623,952
UOL Group Ltd.	16,544	41,438
Venture Corp., Ltd.	8,000	57,807
Wilmar International Ltd.	22,000	82,013
(Cost $3,136,774)		5,155,583
Spain 4.0%
Abertis Infraestructuras SA	9,321	220,046
Acciona SA	1,045	246,538
Acerinox SA	5,841	133,955
ACS, Actividades de Construccion y Servicios SA	7,223	360,722
Banco Bilbao Vizcaya Argentaria SA	127,364	2,426,132
Banco de Sabadell SA	30,609	258,514
Banco Popular Espanol SA	29,272	404,471
Banco Santander SA	223,139	4,071,427
Bankinter SA	8,017	91,101
Cintra Concesiones de Infraestructuras de Transporte SA	7,499	83,562
Criteria Caixacorp SA	26,933	161,183
Enagas	5,709	161,419
Fomento de Construcciones y Contratas SA	1,296	76,512
Gamesa Corp. Tecnologica SA	6,073	298,079
Gas Natural SDG SA	3,983	231,856
Gestevision Telecinco SA	3,997	50,832
Grifols SA	3,866	123,201
Grupo Ferrovial SA	2,461	151,988
Iberdrola Renovables*	26,124	201,667
Iberdrola SA	125,533	1,678,077
Iberia Lineas Aereas de Espana SA	11,243	26,756
Indra Sistemas SA	3,458	89,686
Industria de Diseno Textil SA	8,153	374,779
Mapfre SA	20,460	97,482
Promotora de Informaciones SA (Prisa)	2,251	23,964
Red Electrica de Espana	3,554	230,925
Repsol YPF SA	26,507	1,042,931
Sacyr Vallehermoso SA	3,290	99,872
Telefonica SA	153,309	4,051,794
Union Fenosa SA	4,632	269,575
Zardoya Otis SA	3,496	72,446
(Cost $10,797,459)		17,811,492
Sweden 2.1%
Alfa Laval AB	10,000	154,659
Assa Abloy AB "B"	12,300	177,766
Atlas Copco AB "A"	22,526	331,134
Atlas Copco AB "B"	13,452	178,768
Boliden AB	10,200	82,373
Electrolux AB "B"	9,285	117,821
Getinge AB "B"*	6,056	147,824
Hennes & Mauritz AB "B"	18,400	993,133
Holmen AB "B"	1,900	55,511
Husqvarna AB "B"	12,385	107,684
Investor AB "B"	13,908	291,901
Lundin Petroleum AB*	4,600	68,019
Modern Times Group MTG AB "B"	1,700	99,661
Nordea Bank AB	74,814	1,024,264
Sandvik AB	37,225	508,589
Scania AB "B"	14,000	191,585
Securitas AB "B"	10,591	122,843
Skandinaviska Enskilda Banken AB "A"	17,934	330,082
Skanska AB "B"	16,600	237,067
SKF AB "B"	13,700	214,518
SSAB Svenskt Stal AB "A"	6,562	210,734
SSAB Svenskt Stal AB "B"	937	26,523
Svenska Cellulosa AB "B"	21,198	298,475
Svenska Handelsbanken AB "A"	18,459	436,429
Swedbank AB "A"	10,800	207,292
Swedish Match AB	9,065	184,664
Tele2 AB "B"	10,300	200,262
Telefonaktiebolaget LM Ericsson "B"	109,500	1,129,964
TeliaSonera AB	83,732	616,951
Volvo AB "B"	39,100	476,983
(Cost $5,790,942)		9,223,479
Switzerland 7.4%
ABB Ltd. (Registered)*	78,967	2,228,677
Actelion Ltd. (Registered)*	2,742	145,896
Adecco SA (Registered)	4,957	244,456
Baloise Holding AG (Registered)	1,529	160,012
Compagnie Financiere Richemont SA "A" (Unit)	18,954	1,046,737
Credit Suisse Group (Registered)	37,811	1,715,632
Geberit AG (Registered)	1,370	200,652
Givaudan SA (Registered)	204	181,686
Holcim Ltd. (Registered)	7,542	609,813
Julius Baer Holding AG (Registered)	7,535	504,322
Kuehne & Nagel International AG (Registered)	1,621	153,359
Lindt & Spruengli AG	19	52,219
Logitech International SA (Registered)*	4,867	129,737
Lonza Group AG (Registered)	1,455	200,855
Nestle SA (Registered)	140,300	6,339,629
Nobel Biocare Holding AG	500	16,328
Nobel Biocare Holding AG (Bearer)	4,045	131,457
Novartis AG (Registered)	83,021	4,552,583
OC Oerlikon Corp. AG (Registered)*	276	76,368
Pargesa Holding SA (Bearer)	692	76,692
Roche Holding AG (Genusschein)	25,149	4,512,758
Schindler Holding AG	1,409	104,513
SGS SA (Registered)	171	243,950
Sonova Holding AG (Registered)	1,615	132,960
STMicroelectronics NV	24,790	255,758
Straumann SA (Registered)	150	35,759
Sulzer AG (Registered)	1,210	153,419
Swatch Group AG (Bearer)	1,155	286,196
Swatch Group AG (Registered)	1,800	83,692
Swiss Life Holding (Registered)*	1,147	304,614
Swiss Re (Registered)	12,992	859,683
Swisscom AG (Registered)	828	275,305
Syngenta AG (Registered)	3,839	1,242,384
Synthes, Inc.	2,116	290,355
UBS AG (Registered)*	105,695	2,185,155
Xstrata PLC	22,831	1,814,478
Zurich Financial Services AG (Registered)	5,282	1,348,694
(Cost $20,575,874)		32,896,783
United Kingdom 18.7%
3i Group PLC	13,118	214,328
Acergy SA	7,250	161,658
Alliance & Leicester PLC	11,040	64,452
AMEC PLC	13,043	230,740
Anglo American PLC	47,269	3,348,017
Antofagasta PLC	12,507	162,623
Associated British Foods PLC	11,446	172,687
AstraZeneca PLC	52,229	2,221,239
Aviva PLC	94,879	940,131
BAE Systems PLC	124,935	1,099,637
Balfour Beatty PLC	15,608	131,848
Barclays PLC	235,919	1,365,819
Berkeley Group Holdings PLC*	3,365	45,439
BG Group PLC	119,573	3,114,811
BHP Billiton PLC	78,920	3,031,261
BP PLC	672,234	7,798,649
British Airways PLC*	20,939	89,075
British American Tobacco PLC	54,305	1,872,624
British Energy Group PLC	35,143	496,814
British Land Co. PLC (REIT)	18,131	254,166
British Sky Broadcasting Group PLC	41,689	391,470
BT Group PLC	284,987	1,132,786
Bunzl PLC	10,766	140,167
Burberry Group PLC	14,663	131,650
Cadbury PLC	47,423	595,068
Cairn Energy PLC*	4,342	278,622
Capita Group PLC	21,375	292,273
Carnival PLC	6,238	198,169
Carphone Warehouse PLC	10,867	42,670
Cattles PLC*	3,274	8,364
Centrica PLC	131,921	813,831
Cobham PLC	35,339	139,020
Compass Group PLC	69,246	520,246
Daily Mail & General Trust "A"	8,909	55,379
Diageo PLC	91,730	1,684,789
Enterprise Inns PLC	17,192	138,739
FirstGroup PLC	18,841	194,843
Friends Provident PLC	73,638	149,035
G4S PLC	42,853	172,630
GKN PLC	21,368	94,720
GlaxoSmithKline PLC	195,230	4,314,791
Hammerson PLC	10,111	178,726
Hays PLC	48,724	87,290
HBOS PLC	130,416	713,788
Home Retail Group PLC	28,789	124,310
HSBC Holdings PLC	422,744	6,518,158
ICAP PLC	18,409	196,886
IMI PLC	11,801	102,048
Imperial Tobacco Group PLC	36,141	1,345,131
Inchcape PLC	16,109	101,969
InterContinental Hotel Group PLC	10,738	143,318
International Power PLC	54,025	462,258
Invensys PLC*	24,603	127,418
Investec PLC	11,827	71,873
ITV PLC	130,916	115,894
J Sainsbury PLC	39,434	249,565
Johnson Mathey PLC	8,002	292,614
Kazakhmys PLC	6,659	209,320
Kingfisher PLC	86,679	193,413
Ladbrokes PLC	18,509	94,004
Land Securities Group PLC	16,881	411,651
Legal & General Group PLC	229,957	456,252
Liberty International PLC	8,316	141,777
Lloyds TSB Group PLC	198,026	1,213,615
Logica PLC	50,547	108,548
London Stock Exchange Group PLC	5,196	80,113
Lonmin PLC	5,858	369,312
Man Group PLC	62,712	773,029
Marks & Spencer Group PLC	61,045	398,658
Meggitt PLC	19,017	80,383
Meinl European Land Ltd.*	10,913	122,464
Mondi PLC	12,896	75,642
National Express Group PLC	3,467	65,611
National Grid PLC	90,183	1,181,825
Next PLC	7,135	137,563
Old Mutual PLC	171,616	314,313
Pearson PLC	29,797	364,143
Persimmon PLC	9,981	62,436
Prudential PLC	87,820	930,173
Punch Taverns PLC	9,513	59,193
Reckitt Benckiser Group PLC	21,511	1,089,222
Reed Elsevier PLC	37,425	427,888
Rentokil Initial PLC	61,382	121,216
Rexam PLC	20,867	160,773
Rio Tinto PLC	35,607	4,365,717
Rolls-Royce Group PLC*	65,756	446,477
Royal & Sun Alliance Insurance Group PLC	113,049	281,158
Royal Bank of Scotland Group PLC	577,221	2,461,901
SABMiller PLC	32,473	743,561
Schroders PLC	3,819	69,036
Scottish & Southern Energy PLC	30,949	863,663
Segro PLC (REIT)	13,604	105,877
Serco Group PLC	16,202	143,787
Severn Trent PLC	7,488	191,246
Shire Ltd.	18,685	306,210
Smith & Nephew PLC	33,554	368,519
Smiths Group PLC	14,836	320,351
Stagecoach Group PLC	12,780	71,061
Standard Chartered PLC	50,637	1,431,965
Standard Life PLC	71,788	297,254
Tate & Lyle PLC	15,030	118,795
Taylor Wimpey PLC	36,431	44,696
Tesco PLC	276,438	2,029,981
The Sage Group PLC	51,033	211,295
Thomas Cook Group PLC	15,210	70,797
Thomson Reuters PLC	6,632	177,249
Tomkins PLC	28,347	85,073
Tui Travel PLC	14,230	57,838
Tullow Oil PLC	26,580	505,931
Unilever PLC	46,744	1,329,848
United Business Media PLC	7,221	78,319
United Utilities PLC	30,898	421,458
Vedanta Resources PLC	4,718	205,745
Vodafone Group PLC	1,893,573	5,579,411
Whitbread PLC	6,446	157,181
William Hill PLC	11,248	71,317
William Morrison Supermarkets PLC	89,485	473,492
Wolseley PLC	25,392	188,788
WPP Group PLC	41,483	399,355
(Cost $63,402,177)		83,453,415
Total Common Stocks (Cost $304,606,251)		433,299,683

Warrants 0.0%
Japan
Dowa Holdings Co., Ltd. Expiration Date 1/29/2010* (Cost $0)	9,000	2,512

Preferred Stocks 0.4%
Germany 0.4%
Fresenius SE	3,004	259,254
Henkel KGaA	6,141	243,869
Porsche Automobil Holding SE	3,155	484,982
ProSiebenSat. 1 Media AG	3,181	31,853
RWE AG	1,157	116,320
Volkswagen AG	3,777	544,368
(Cost $1,017,757)		1,680,646
Italy 0.0%
IFI-Istituto Finanziario Industriale SpA*	1,427	28,338
Unipol Gruppo Finanziario SpA	27,828	53,378
(Cost $133,296)		81,716
Total Preferred Stocks (Cost $1,151,053)		1,762,362

Rights 0.0%
Spain 0.0%
Zardoya Otis SA, Expiration Date 6/30/2008* (Cost $13,452)	3,496	7,211
United Kingdom 0.0%
HBOS PLC, Expiration Date 7/18/2008*	52,166	11,170
Barclays PLC*	50,554	9,566
(Cost $35,460)		20,736
Total Rights (Cost $48,912)		27,947

Securities Lending Collateral 0.3%
Daily Assets Fund Institutional, 2.74% (d) (e) (Cost $1,324,952)	1,324,952	1,324,952

Cash Equivalents 1.2%
Cash Management QP Trust, 2.49% (d) (Cost $5,523,281)	5,523,281	5,523,281
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $312,654,449)+	99.1	441,940,737
Other Assets and Liabilities, Net (a)	0.9	3,872,189
Net Assets	100.0	445,812,926
* Non-income producing security.
+ The cost for federal income tax purposes was $316,564,167. At June 30, 2008, net unrealized appreciation for all securities based on tax cost was $125,376,570. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $146,681,015 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $21,304,445.
(a) All or a portion of these securities were on loan amounting to $1,147,252. In addition included in other Assets and Liabilities, net is a pending sale, amounting to $86,641, that is also on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2008 amounted to $1,233,893 which is 0.3% of net assets.
(b) Affiliated issuer. This security is owned in proportion with its representation in the index.
(c) Securities with the same description are the same corporate entity but trade on different stock exchanges.
(d) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

CVA: Certificaten Van Aandelen

FDR: Fiduciary Depositary Receipt

PPS: Price Protected Shares

REIT: Real Estate Investment Trust

RNC: Riparmio Non-Convertible (Non-Convertible Savings Shares)

SDR: Swedish Depositary Receipt

At June 30, 2008, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Value ($)	Unrealized Depreciation ($)
DJ Euro Stoxx 50 Index	9/19/2008	105	5,829,799	5,587,727	(242,072)
FTSE 100 Index	9/19/2008	26	3,009,443	2,924,991	(84,452)
Hang Seng Stock Index	7/30/2008	3	437,342	425,535	(11,807)
SPI 200 Index	9/18/2008	6	774,615	746,740	(27,875)
TOPIX Index	9/12/2008	20	2,590,084	2,483,402	(106,682)
Total unrealized depreciation					(472,888)

At June 30, 2008, the Fund had the following open forward foreign currency exchange contracts as follows:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)
USD	2,523,000	GBP	1,304,065	9/17/2008	58,986
USD	23,000	JPY	2,468,912	9/17/2008	351
Total unrealized appreciation					59,337
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)
EUR	20,926	USD	32,000	9/17/2008	(816)
Currency Abbreviations
EUR Euro GBP British Pound JPY Japanese Yen USD United States Dollar

Fair Value Measurements

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's assets carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For information on the Fund's policy regarding the valuation of investments and of the valuation inputs, and their aggregate levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs	Investments in Securities at Value	Net Unrealized Appreciation/ (Depreciation) on Other Financial Instruments++
Level 1 — Quoted Prices	$ 5,491,981	$ (472,888)
Level 2 — Other Significant Observable Inputs	436,448,756	58,521
Level 3 — Significant Unobservable Inputs	—	—
Total	$ 441,940,737	$ (414,367)
++ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2008 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $305,806,216) — including $1,147,252 of securities loaned	$ 435,092,504
Investment in Daily Assets Fund Institutional (cost $1,324,952)*	1,324,952
Investment in Cash Management QP Trust (cost $5,523,281)	5,523,281
Total investments, at value (cost $312,654,449)	441,940,737
Cash	10,000
Foreign currency, at value (cost $2,270,437)	2,288,481
Deposit with broker for open futures contracts	2,742,972
Receivable for Fund shares sold	151,081
Receivable for investments sold	216,515
Dividends receivable	942,223
Interest receivable	35,372
Foreign taxes recoverable	598,309
Unrealized appreciation on open forward currency exchange contracts	59,337
Other assets	34,241
Total assets	449,019,268
Liabilities
Payable upon return of securities loaned	1,324,952
Payable for investments purchased	310,506
Payable for variation margin on open futures contracts	464,822
Payable for Fund shares redeemed	797,705
Accrued management fee	94,600
Unrealized depreciation on open forward foreign currency exchange contracts	816
Other accrued expenses and payables	212,941
Total liabilities	3,206,342
Net assets, at value	$ 445,812,926
* Represents collateral on securities loaned

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of June 30, 2008 (Unaudited) (continued)
Net Assets Consist of
Undistributed net investment income	4,595,593
Net unrealized appreciation (depreciation) on: Investments	129,286,288
Futures	(472,888)
Foreign currency	340,570
Accumulated net realized gain (loss)	(36,440,907)
Paid-in capital	348,504,270
Net assets, at value	$ 445,812,926
Net Asset Value
Net Asset Value, offering and redemption price(a) per share ($445,812,926 ÷ 28,868,984 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 15.44
(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2008 (Unaudited)
Investment Income
Dividends (net of foreign taxes withheld of $1,071,408)	9,652,936
Interest — Cash Management QP Trust	110,525
Interest	22,867
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	117,368
Total Income	9,903,696
Expenses: Investment management fee	559,925
Administration fee	223,970
Services to shareholders	89,192
Custodian fee	139,471
Professional fees	50,464
Trustees' fees and expenses	12,017
Reports to shareholders	29,183
Registration fees	5,912
Other	30,075
Total expenses, before expense reductions	1,140,209
Expense reductions	(2,402)
Total expenses, after expense reductions	1,137,807
Net investment income	8,765,889
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(1,048,412)
Futures	(786,365)
Foreign currency	292,448
(1,542,329)
Change in net unrealized appreciation (depreciation) on: Investments	(60,280,335)
Futures	(560,653)
Foreign currency	149,684
(60,691,304)
Net gain (loss)	(62,233,633)
Net increase (decrease) in net assets resulting from operations	$ (53,467,744)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Operations: Net investment income (loss)	$ 8,765,889	$ 11,230,357
Net realized gain (loss)	(1,542,329)	8,124,861
Change in net unrealized appreciation (depreciation)	(60,691,304)	26,496,921
Net increase (decrease) in net assets resulting from operations	(53,467,744)	45,852,139
Distributions to shareholders from: Net investment income	(941,570)	(13,484,534)
Fund share transactions: Proceeds from shares sold	75,437,150	130,000,756
Reinvestment of distributions	893,571	12,750,421
Cost of shares redeemed	(51,418,347)	(99,792,324)
Redemption fees	1,800	8,669
Net increase (decrease) in net assets from Fund share transactions	24,914,174	42,967,522
Increase (decrease) in net assets	(29,495,140)	75,335,127
Net assets at beginning of period	475,308,066	399,972,939
Net assets at end of period (including undistributed net investment income and accumulated distributions in excess of net investment income of $4,595,593 and $3,228,726, respectively)	$ 445,812,926	$ 475,308,066

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended December 31,	2008[a]	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 17.39	$ 16.17	$ 13.15	$ 11.89	$ 10.35	$ 7.77
Income (loss) from investment operations: Net investment income (loss)	.32[b]	.42[b]	.35[b]	.29[b]	.33	.17[b]
Net realized and unrealized gain (loss)	(2.24)	1.30	3.03	1.33	1.64	2.64
Total from investment operations	(1.92)	1.72	3.38	1.62	1.97	2.81
Less distributions from: Net investment income	(.03)	(.50)	(.36)	(.33)	(.43)	(.23)
Tax return of capital	—	—	—	(.03)	—	—
Total distributions	(.03)	(.50)	(.36)	(.36)	(.43)	(.23)
Redemption fees	.00***	.00***	.00***	.00***	—	—
Net asset value, end of period	$ 15.44	$ 17.39	$ 16.17	$ 13.15	$ 11.89	$ 10.35
Total Return (%)	(11.01)**	10.71	25.69[c]	13.57[c]	19.42[c]	36.45[c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	446	475	400	309	285	231
Ratio of expenses before expense reductions (%)	.51*	.47	.55	.56	.58	.60
Ratio of expenses after expense reductions (%)	.51*	.47	.45	.40	.40	.40
Ratio of net investment income (loss) (%)	3.91**	2.40	2.40	2.35	1.98	1.99
Portfolio turnover rate	5**	7	8[d]	16	12	6
[a] For the six months ended June 30, 2008 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] On January 13, 2006, the DWS EAFE® Equity Index Portfolio was closed. This ratio includes the purchases and sales of portfolio securities of the DWS EAFE® Equity Index Fund as a stand-alone fund in addition to the DWS EAFE® Equity Index Portfolio.
* Annualized.
** Not annualized.
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

DWS EAFE® Equity Index Fund (the "Fund") is a diversified series of the DWS Institutional Funds (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies as well as Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees. The Fund may use a fair valuation model to value international equity securities in order to adjust for events which may occur between the close of the foreign exchange and the close of the New York Stock exchange.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), which governs the application of generally accepted accounting principles that require fair value measurements of the Fund's assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels as follows:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

New Accounting Pronouncement. In March 2008, FASB issued Statement of Financial Accounting Standards No. 161 ("FAS 161") Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosure about an entity's derivative and hedging activities. FAS 161 is effective for fiscal years beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund's financial statement disclosures.

Foreign Currency Translations. The books and records of the Fund are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. The Fund may lend securities to financial institutions.The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of liquid, unencumbered assets having a value at least equal to the value of the securities loaned. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to the lending agent. Either the Fund or the borrower may terminate the loan. The Fund is subject to all investment risks associated with the value of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Fund invests in futures contracts to keep cash on hand to meet shareholder redemptions while maintaining exposure to the stock market.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. Sales and purchases of forward currency contracts having the same settlement date and broker are offset and any gain (loss) is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of a forward currency contract to buy and a forward currency contract to sell are included in net realized and unrealized gain (loss) from foreign currency.

Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At December 31, 2007 the Fund had a net tax basis capital loss carryforward of approximately $30,989,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2008 ($1,863,000), December 31, 2009 ($14,051,000), December 31, 2010 ($14,930,000) and December 31, 2011 ($145,000), the respective expiration dates, whichever occurs first, which may be subject to certain limitations under Sections 382-383 of the Internal Revenue Code.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2007 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax return for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to passive foreign investment companies, foreign denominated investments, investments in futures, recognition of certain foreign currency gains (losses) as ordinary income (loss) and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. The Fund imposes a redemption fee of 2% of the total redemption amount on all Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in-capital.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Purchases and Sales of Securities

During the six months ended June 30, 2008 purchases and sales of investment securities (excluding short-term investments), aggregated $53,919,718 and $24,090,457, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Fund or delegates such responsibility to the Fund's sub-advisor.

Northern Trust Investments, N.A. ("NTI") serves as sub-advisor with respect to the investment and reinvestment of assets in the Fund, and is paid by the Advisor for its services.

The management fee payable under the Investment Management Agreement is equal to an annual rate of 0.25% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2008 DIMA received an Administration fee of $223,970, of which $37,840 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"). DISC compensates DST out of the shareholder servicing fee it receives from the Fund, DISC has delegated certain transfer agent, dividend paying agent and shareholder service agent functions to DST. For the six months ended June 30, 2008 the amount charged to the Fund by DISC aggregated $65,049, of which $50,997 was unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson and Vice Chairperson.

In connection with the board consolidation on April 1, 2008, of the two DWS Funds Boards of Trustees, certain Independent Board Members retired prior to their normal retirement date, and received a one-time retirement benefit. DIMA has agreed to reimburse the Funds for the cost of this benefit. During the period ended June 30, 2008, the Fund paid its allocated portion of the retirement benefit of $2,224 to the non-continuing Independent Board Members, and the Fund was reimbursed by DIMA for this payment.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2008 the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $10,346, all of which is unpaid.

Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by the Advisor. The QP Trust seeks to provide as high a level of income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay its advisor a management fee for the affiliated funds' investments in the QP Trust.

D. Fee Reductions

The Fund has entered into an agreement with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the six months ended June 30, 2008, the Fund's custodian fee was reduced by $53 and $125, respectively, for custody and transfer agent credits earned.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $490 million revolving credit facility administered by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.35 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended June 30, 2008		Year Ended December 31, 2007
	Shares	Dollars	Shares	Dollars
Shares sold	4,667,564	$ 75,437,150	7,597,810	$ 130,000,756
Shares issued to shareholders in reinvestment of distributions	57,762	$ 893,571	744,655	$ 12,750,421
Shares redeemed	(3,193,858)	$ (51,418,347)	(5,745,166)	$ (99,792,324)
Redemption Fees		$ 1,800		$ 8,669
Net increase (decrease)	1,531,468	$ 24,914,174	2,597,299	$ 42,967,522

Summary of Management Fee Evaluation by Independent Fee Consultant

October 26, 2007

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Scudder Funds. My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2007, including my qualifications, the evaluation process for each of the DWS Scudder Funds, consideration of certain complex-level factors, and my conclusions.

Qualifications

For more than 30 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past several years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University; and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds, serve on the board of directors of a private market research company, and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Scudder Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 136 Fund portfolios in the DWS Scudder Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Scudder Fund. These similar products included the other DWS Scudder Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Scudder Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Scudder funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Scudder Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Scudder Funds are reasonable.

Thomas H. Mack

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Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Institutional Class
Nasdaq Symbol	BTAEX
CUSIP Number	23339C 768
Fund Number	558

Privacy Statement

This privacy statement is issued by DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc., DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third-party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the DWS Investments Companies listed in the first paragraph of this Privacy Statement.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

DWS Investments
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

September 2007

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Chairman of the Board, P.O. Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)        There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS EAFE Equity Index Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS EAFE Equity Index Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 26, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	August 26, 2008